Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Provision for doubtful accounts	$ 0	$ 0